Description of Business, Basis of Presentation and Significant Accounting Policies - Schedule Of Property and Equipment is Carried at Cost Less Accumulated Depreciation (Details)	Mar. 31, 2025
Computer equipment and software | Maximum
Schedule Of Depreciation On A Straight Line Basis Over The Following Useful Lives [Line Items]
Property, plant and equipment, useful life	3 years
Computer equipment and software | Minimum
Schedule Of Depreciation On A Straight Line Basis Over The Following Useful Lives [Line Items]
Property, plant and equipment, useful life	5 years
Furniture and fixtures | Maximum
Schedule Of Depreciation On A Straight Line Basis Over The Following Useful Lives [Line Items]
Property, plant and equipment, useful life	3 years
Furniture and fixtures | Minimum
Schedule Of Depreciation On A Straight Line Basis Over The Following Useful Lives [Line Items]
Property, plant and equipment, useful life	5 years